KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2025
(amounts in 000’s)
(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 140.7%
Equity Investments(1) — 140.5%
Midstream Energy Company(2) — 132.5%
Antero Midstream Corporation	2,218	$37,602
Archrock, Inc.	1,132	30,700
Cheniere Energy, Inc.	1,146	261,947
DT Midstream, Inc.	531	51,024
Enbridge Inc.(3)	2,305	98,480
Energy Transfer LP	18,596	358,720
Enterprise Products Partners L.P.	10,357	346,044
Hess Midstream LP	1,887	78,763
Kinder Morgan, Inc.	7,819	211,892
Kinetik Holdings Inc.	595	34,710
Kodiak Gas Services, Inc.	397	17,066
MPLX LP	6,160	332,066
ONEOK, Inc.	2,032	204,003
Pembina Pipeline Corporation(3)	3,167	123,095
Plains All American Pipeline, L.P.	5,548	112,856
Sentinel Midstream Highline JV Holdings LLC(4)(5)(6)(7)	1,500	40,500
Streamline Innovations Holdings, Inc. — Series C Preferred Shares(4)(5)(7)(8)(9)	5,500	38,500
Targa Resources Corp.	1,037	209,135
TC Energy Corporation(3)	3,926	175,666
The Williams Companies, Inc.	6,174	359,182
Western Midstream Partners, LP	3,675	149,122
		3,271,073
Utility Company(2) — 4.5%
Entergy Corporation	594	51,868
PG&E Corporation — Series A Convertible Preferred Shares(10)	100	4,204
Sempra Energy	770	55,092
		111,164
Other — 3.5%
Air Products and Chemicals, Inc.	179	56,640
Linde plc(3)	64	29,735
		86,375
Total Equity Investments — (Cost — $2,417,413)		3,468,612

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2025
(amounts in 000’s)
(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Debt Investments — 0.2%
Midstream Energy Company(2) — 0.2%
South Bow Corporation(3)(5) (Cost — $5,187)	7.500%	3/1/55	$5,000	$5,145
Total Long-Term Investments (Cost — $2,422,600)				3,473,757

			No. of Shares/Units
Short-Term Investment — Money Market Fund — Less Than 0.1%
First American Money Market Fund Treasury Obligations Fund — Class X Shares, 4.29%(11) (Cost — $702)			702	702
Total Investments — 140.8% (Cost — $2,423,302)				3,474,459

Debt				(501,654)
Mandatory Redeemable Preferred Stock at Liquidation Value				(153,603)
Current Income Tax Liability, net				(8,577)
Deferred Income Tax Liability, net				(332,893)
Other Liabilities in Excess of Other Assets				(9,334)
Net Assets Applicable to Common Stockholders				$2,468,398

____________

(1)     Unless otherwise noted, equity investments are common units/common shares.

(2)     Refer to Glossary of Key Terms for definitions of Midstream Energy Company and Utility Company.

(3)     Foreign security.

(4)     Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(5)     The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 28, 2025, the aggregate value of restricted securities held by the Company was $84,145 (2.4% of total assets), which included $5,145 of Level 2 securities and $79,000 of Level 3 securities. See Note 7 — Restricted Securities.

(6)     Sentinel Midstream Highline JV Holdings LLC (“Sentinel Midstream”) is a privately-held company that operates energy infrastructure assets near the Texas and Louisiana Gulf Coast which are referred to as Enercoast Energy Infrastructure (“EEI”). The Company is the owner of Series A-2 units which represent a membership interest in Sentinel Midstream (“Sentinel-EEI Series A-2 Units”). The Sentinel-EEI Series A-2 Units are pari passu with Series A-1 Units, and are senior to other classes of common equity in terms of liquidation preference and priority of distributions. See Note 3 — Fair Value.

(7)     The Company believes that it is an affiliate of Sentinel Midstream and Streamline Innovations Holdings, Inc. (“Streamline”). See Note 5 — Agreements and Affiliations.

(8)     Security is non-income producing.

(9)     Streamline is a privately-held company. Streamline Series C Preferred Shares are convertible into common equity at any time at the Company’s option and are senior to common equity and Series A and Series B preferred shares in terms of liquidation preference and priority of distributions. Streamline Series C Preferred Shares are entitled to receive a quarterly dividend beginning on March 31, 2025, at an annual rate of 12.0%, which rate shall increase 2.0% each year thereafter to a maximum rate of 18.0%. Streamline Series C Preferred Shares are redeemable by Streamline at any time after March 31, 2025, at a price sufficient for the Company to achieve a 20.0% internal rate of return on its investment.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2025
(amounts in 000’s)
(UNAUDITED)

(10)   PG&E Corporation (“PCG”) Series A Mandatory Convertible Preferred Shares (PCG Series A Convertible Preferred Shares) have a liquidation preference of $50 per share. The PCG Series A Convertible Preferred Shares pay a dividend of 6.00% per annum based on the liquidation preference amount and are mandatorily convertible into PCG common shares on December 1, 2027.

(11)   The rate indicated is the yield as of February 28, 2025.

As of February 28, 2025, the Company’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	87.6%
Canada	11.6%
Europe/U.K.	0.8%

See accompanying notes to financial statements.